Borrowing (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing [Abstract]
Disclousure of Composition of the Borrowings [Table Text Block]
The composition of the borrowings are as follows:

Origination date	Due date	Interest rate	December 31, 2024	December 31, 2023

March, 2023 (i)	March, 2024	110.0% of the CDI	—	189,427
March, 2024 (i)	March, 2025	110.2% of the CDI	252,287	—
March, 2024	March, 2025	109.9% of the CDI	762,078	—
December, 2024	January, 2025	106.6% of the CDI	2,513,021	—
December, 2024	February, 2025	105.5% of the CDI	350,168	—
December, 2024 (i)	December, 2025	105.0% of the CDI	643,949	—
			4,521,503	189,427

(i)These borrowings were contracted in foreign currencies as mentioned in the note 30.

Disclosure of detailed information about borrowings [text block]
The table below demonstrates the changes in the borrowings:

December 31, 2022	Addition	Payment of principal	Payment of interest	Financial instruments	Interest	December 31, 2023
—	300,000	(109,613)	—	(17,631)	16,671	189,427

December 31, 2023	Addition	Payment of principal	Payment of interest	Financial instruments	Interest	December 31, 2024
189,427	8,883,160	(4,723,135)	(62,463)	59,574	174,940	4,521,503